Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 27, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR MCGRANAHAN ($000)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR ERSEK ($000)(2)	COMPENSATION ACTUALLY PAID TO MCGRANAHAN ($000)(3)	COMPENSATION ACTUALLY PAID TO ERSEK ($000)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($000)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($000)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)		NET INCOME ($000,000)	ADJUSTED REVENUE ($000,000)(6)
							TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(5)
2022	7,241.7	N/A	782.4	N/A	1,975.9	1,109.0	59.44	118.77	910.6	4,512
2021	14,117.4	10,834.6	9,871.5	639.4	3,277.1	1,402.5	72.40	132.75	805.8	5,012
2020	N/A	10,336.4	N/A	(7,515.9)	3,566.7	1,069.0	85.33	98.31	744.3	4,918

Company Selected Measure Name		Adjusted Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
-	2022: Devin McGranahan served as the Company’s Chief Executive Officer for the entirety of 2022 and the Company’s other NEOs were: Matt Cagwin; Jean Claude Farah; Gabriella Fitzgerald; Benjamin Adams; and Raj Agrawal.
-	2021: Devin McGranahan assumed the role of the Company’s Chief Executive Officer on December 27, 2021 and Hikmet Ersek served as Chief Executive Officer during 2021 through his December 27, 2021 retirement. The Company’s other NEOs for 2021 were: Raj Agrawal; Michelle Swanback; Jean Claude Farah; and Gabriella Fitzgerald.
-	2020: Hikmet Ersek served as the Company’s Chief Executive Officer for the entirety of 2020 and the Company’s other NEOs for 2021 were: Raj Agrawal; Michelle Swanback; Jean Claude Farah; and Khalid Fellahi.

Peer Group Issuers, Footnote [Text Block]		The TSR Peer Group consists of the Standard & Poor’s Composite – 500 Financials Index (the “S&P 500 Financials Index”), an independently prepared index that includes companies in the financial services industry.
Adjustment To PEO Compensation, Footnote [Text Block]

CAP ADJUSTMENTS
YEAR	SUMMARY COMPENSATION TABLE TOTAL ($000)(a)	MINUS GRANT DATE FAIR VALUE OF STOCK OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($000)(b)	PLUS FAIR VALUE AT FISCAL YEAR-END OF OUTSTANDING AND UNVESTED STOCK OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($000)(c)	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS ($000)(d)	PLUS FAIR VALUE AT VESTING OF STOCK OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR THAT VESTED DURING FISCAL YEAR ($000)(e)	PLUS/(MINUS) CHANGE IN FAIR VALUE AS OF VESTING DATE OF STOCK OPTION AND STOCK AWARDS GRANTED IN PRIOR YEARS FOR WHICH APPLICABLE VESTING CONDITIONS WERE SATISFIED DURING FISCAL YEAR ($000)(f)	MINUS FAIR VALUE AS OF PRIOR FISCAL YEAR-END OF STOCK OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS THAT FAILED TO MEET APPLICABLE VESTING CONDITIONS DURING FISCAL YEAR ($000)(g)	PLUS DOLLAR VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK AWARDS IN FISCAL YEAR AND PRIOR TO VESTING DATE ($000)(h)	EQUALS COMPENSATION ACTUALLY PAID ($000)
Devin McGranahan
2022	7,241.7	(5,007.1)	1,723.5	(2,527.5)	—	(648.2)	—	—	782.4
2021	14,117.4	(13,100.0)	8,854.1	—	—	—	—	—	9,871.5
Hikmet Ersek
2021	10,834.6	(8,200.0)	3,064.3	(5,871.4)	—	811.9	—	—	639.4
2020	10,336.4	(8,200.0)	4,865.4	(13,777.1)	—	(740.6)	—	—	(7,515.9)

Non-PEO NEO Average Total Compensation Amount		$ 1,975,900	$ 3,277,100		$ 3,566,700
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,109,000.0	1,402,500		1,069,000.0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Other NEOs (Average)(i)
2022	1,975.9	(1,297.4)	572.5	(164.7)	—	22.7	—	—	1,109.0
2021	3,277.1	(2,200.0)	1,115.4	(854.6)	—	64.6	—	—	1,402.5
2020	3,566.7	(2,412.5)	1,670.1	(1,693.2)	—	(62.1)	—	—	1,069.0
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year. The Company does not pay dividends or other earnings on unvested stock awards.
(i)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Net Income [Text Block]

CAP Versus Net Income

The chart below demonstrates the relationship between CAP amounts for our PEO and our other NEOs and our net income. Net income is not a component of our executive compensation program. Variations in the CAP amounts for	our PEO and other NEOs are due in large part to the significant emphasis the Company places on long-term incentives, the value of which fluctuates most significantly based on the vesting level of our PSU awards and changes in stock price over time.

COMPENSATION ACTUALLY PAID (CAP) VS NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP Versus Adjusted Revenue (Company Selected Measure)

The chart below demonstrates the relationship between CAP amounts for our PEO and each of our NEOs and our adjusted revenue for the applicable fiscal year. Variations in the CAP amounts for our PEO and other NEOs are due in large part to the significant emphasis the Company places on long-term incentives, the value of which fluctuates most significantly based on the vesting level of our PSU awards and changes in stock price over time. As noted in the “Compensation Discussion and Analysis,” the Compensation Committee	determined that adjusted revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the Annual Incentive Plan and long-term incentive program. While the average CAP for the other NEOs is relatively aligned with the Company’s adjusted revenue performance, the CAP for the PEO position was impacted by the new hire grants received by Mr. McGranahan in 2021 in connection with the commencement of his employment and the CAP for Mr. Ersek in 2020 was impacted by the decline in the Company’s stock price from December 31, 2019 through December 31, 2020.

COMPENSATION ACTUALLY PAID (CAP) VS ADJUSTED REVENUE

Total Shareholder Return Vs Peer Group [Text Block]

TSR: Company versus Peer Group and CAP

As shown in the chart below, the Company’s three-year cumulative TSR for the period of 2020-2022 is less than the three-year cumulative TSR for companies included in our peer group TSR. While the average CAP for the other NEOs is relatively aligned with the Company’s TSR, the CAP for the PEO position was impacted by the new hire grants received by Mr. McGranahan in 2021 in connection with the commencement of his employment and the CAP for Mr. Ersek in 2020 was impacted by the decline in the Company’s stock price from December 31, 2019 through December 31, 2020.

COMPENSATION ACTUALLY PAID (CAP) VS WESTERN UNION
AND PEER GROUP TSR

Tabular List [Table Text Block]
•	Adjusted Revenue
•	Adjusted Profit Margin
•	Adjusted Earnings Per Share
•	Consumer-to-Consumer westernunion.com Money Transfer Revenue
•	Total Shareholder Return
•	Company Stock Price

Total Shareholder Return Amount		$ 59.44	72.40		85.33
Peer Group Total Shareholder Return Amount		118.77	132.75		98.31
Net Income (Loss)		$ 910,600,000	$ 805,800,000		$ 744,300,000
Company Selected Measure Amount		4,512,000,000	5,012,000,000		4,918,000,000
PEO Name	Devin McGranahan	Devin McGranahan		Hikmet Ersek	Hikmet Ersek
Non-PEO NEO [Member] | Minus Grant Date Fair Value of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,297,400)	$ (2,200,000.0)		$ (2,412,500)
Non-PEO NEO [Member] | Plus Fair Value Outstanding and Unvested Stock Option and Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		572,500	1,115,400		1,670,100
Non-PEO NEO [Member] | Plus or Minus Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(164,700)	(854,600)		(1,693,200)
Non-PEO NEO [Member] | Plus Fair Value Vesting of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
Non-PEO NEO [Member] | Plus or Minus Change in Fair Value of Vesting Date of Stock Option and Stock Awards Granted in Prior Years Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,700	64,600		(62,100)
Non-PEO NEO [Member] | Minus Fair Value Prior Fiscal Year End of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0		0
Non-PEO NEO [Member] | Plus Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0		0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Profit Margin
Non-GAAP Measure Description [Text Block]		As noted in the “Compensation Discussion and Analysis,” for 2022, the Compensation Committee determined that adjusted revenue continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the Annual Incentive Plan and long-term incentive program. Total adjusted revenue represents revenue adjusted to exclude Argentina inflation and the effect of currency fluctuations. In 2022, adjusted revenue also excluded the impact of Business Solutions revenues in light of the pending agreement to sell the business, and the impact of Russia/Belarus revenues as a result of the conflict in Ukraine.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Consumer-to-Consumer westernunion.com Money Transfer Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Company Stock Price
Devin McGranahan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 7,241,700	14,117,400
PEO Actually Paid Compensation Amount		782,400	9,871,500
Devin McGranahan [Member] | PEO [Member] | Minus Grant Date Fair Value of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,007,100)	(13,100,000.0)
Devin McGranahan [Member] | PEO [Member] | Plus Fair Value Outstanding and Unvested Stock Option and Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,723,500	8,854,100
Devin McGranahan [Member] | PEO [Member] | Plus or Minus Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,527,500)	0
Devin McGranahan [Member] | PEO [Member] | Plus Fair Value Vesting of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Devin McGranahan [Member] | PEO [Member] | Plus or Minus Change in Fair Value of Vesting Date of Stock Option and Stock Awards Granted in Prior Years Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(648,200)	0
Devin McGranahan [Member] | PEO [Member] | Minus Fair Value Prior Fiscal Year End of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Devin McGranahan [Member] | PEO [Member] | Plus Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0
Hikmet Ersek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			10,834,600		10,336,400
PEO Actually Paid Compensation Amount			639,400		(7,515,900)
Hikmet Ersek [Member] | PEO [Member] | Minus Grant Date Fair Value of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,200,000.0)		(8,200,000.0)
Hikmet Ersek [Member] | PEO [Member] | Plus Fair Value Outstanding and Unvested Stock Option and Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,064,300		4,865,400
Hikmet Ersek [Member] | PEO [Member] | Plus or Minus Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,871,400)		(13,777,100)
Hikmet Ersek [Member] | PEO [Member] | Plus Fair Value Vesting of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0		0
Hikmet Ersek [Member] | PEO [Member] | Plus or Minus Change in Fair Value of Vesting Date of Stock Option and Stock Awards Granted in Prior Years Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			811,900		(740,600)
Hikmet Ersek [Member] | PEO [Member] | Minus Fair Value Prior Fiscal Year End of Stock Option and Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0		0
Hikmet Ersek [Member] | PEO [Member] | Plus Value of Dividends or Other Earnings Paid on Stock Awards in Fiscal Year and Prior Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0		$ 0